Long-Term Debt	12 Months Ended
Dec. 31, 2021
Long-Term Debt [Abstract]
Long-Term Debt [Text Block]
8.       Long-Term Debt

The amount of long-term debt shown in the accompanying consolidated balance sheets is analyzed as follows:

	December 31, 2021	Current	Non-current	December 31, 2020	Current	Non-current

Nordea Bank secured term loan	$24,403	$3,740	$20,663	$28,142	$3,740	$24,402
Piraeus Bank secured term loan	25,786	4,171	21,615	29,958	4,171	25,787
less unamortized deferred financing costs	(291)	(123)	(168)	(434)	(143)	(291)
Total debt, net of deferred financing costs	$49,898	$7,788	$42,110	$57,666	$7,768	$49,898

Secured Term Loans: The Company, through its vessel-owning subsidiaries, has entered into two long term loan agreements with certain financial institutions (as described below) to partially finance the acquisition cost of its tanker vessels. The loans are repayable in quarterly installments plus one balloon installment per loan agreement to be paid together with the last installment, and bear variable interest at LIBOR plus a fixed margin ranging from 2.75% to 2.85%. Their maturities fall due in July and December 2024, and at each utilization date, arrangement fees of 1.00% were paid. The term loans are collateralized by the Company’s five tanker vessels, whose aggregate net book value as of December 31, 2021 was $123,036.

In July 2019, the Company, through two of its vessel-owning subsidiaries, entered into a loan agreement with Nordea Bank Abp, Filial i Norge (“Nordea Bank”) for a senior secured term loan facility of up to $33,000, to partially finance the acquisition cost of the tanker vessels “Blue Moon” and “Briolette”. In December 2019 and in March 2020, the Nordea Bank loan was twice amended and restated to increase the loan facility to up to $47,000 and $59,000, respectively, so as to partially support the acquisition cost of the tanker vessels “P. Fos” and “P. Kikuma”, respectively. In December 2020, the Company entered into a Deed of Release with Nordea Bank, according to which the borrowers of the vessels “P. Fos” and “P. Kikuma” were released from all obligations under the agreement, in connection with the re-finance by Piraeus Bank S.A. (described below). Also in December 2020, the Company entered into a Supplemental Loan Agreement with Nordea Bank, to amend the existing repayment schedules of the “Blue Moon” and “Briolette” tranches and to amend the major shareholder’s clause included in the agreement.

In December 2020, the Company, through three of its vessel-owning subsidiaries, entered into a loan agreement with Piraeus Bank S.A. (“Piraeus Bank”) for a senior secured term loan facility of up to $31,526, to refinance the existing indebtedness of the vessels “P. Fos” and “P. Kikuma” with Nordea Bank, described above, and partially finance the acquisition cost of the vessel “P. Yanbu”. The three borrowers utilized in December 2020 an aggregate amount of $29,958 under the loan agreement, and no amount remained available for drawdown thereafter.

The Nordea and Piraeus Bank loans are guaranteed by Performance Shipping Inc., and are also secured by first priority mortgages over the financed fleet, first priority assignments of earnings, insurances and of any charters exceeding durations of two years, pledge over the borrowers’ shares and over their earnings accounts, and vessels’ managers’ undertakings. The loan agreements also require a minimum hull value of the financed vessels, impose restrictions as to dividend distribution following the occurrence of an event of default and changes in shareholding, include customary financial covenants and require at all times during the facility period a minimum cash liquidity. In November 2021, the Company’s lenders Nordea Bank and Piraeus Bank have provided their consent for a reduction of the Company’s minimum liquidity requirement from $9,000 to $5,000, with an effective date December 31, 2021 through June 30, 2022 and September 30, 2022, respectively. As at December 31, 2021 and 2020, the compensating cash balance required under the loan agreements is included in Cash and cash equivalents in the accompanying consolidated balance sheets. As at December 31, 2021 and 2020, the Company was in compliance with all of its loan covenants.

The weighted average interest rate of the Company’s loans for 2021 and 2020, was 2.90% and 3.32%, respectively.

For 2021, 2020 and 2019, interest expense on long-term debt amounted to $1,596, $1,710 and $416, respectively, and commitment fees amounted to $0, $6 and $55, respectively, and are included in Interest and finance costs in the accompanying consolidated statement of operations (Note 11). Accrued interest as of December 31, 2021 and 2020 amounted to $51 and $63, respectively, and is included in Accrued liabilities in the accompanying consolidated balance sheets.

As at December 31, 2021, the maturities of the debt facilities described above, are as follows:

Principal Repayment
Year 1	$7,911
Year 2	7,911
Year 3	34,367
Total	$50,189